BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2018
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

NOTE 2 — BUSINESS COMBINATIONS

Acquisitions in 2018

On 23 April 2018, the Company’s wholly owned subsidiary Sundance Energy, Inc. acquired from Pioneer Natural Resources USA, Inc., Reliance Industries and Newpek, LLC (collectively the “Sellers”) approximately 21,900 net acres in the Eagle Ford in McMullen, Live Oak, Atascosa and La Salle counties, Texas for a cash purchase price of $215.8 million, after the effective date to closing date adjustments of $5.8 million. The acquisition included varying working interests in 132 gross (98.0 net) wells.  The acquisition furthers the Company’s strategy of aggregating assets in the Eagle Ford.  To finance the acquisition, the Company raised $260.0 million of equity capital through the issuance of 561,444,726 ordinary shares (including the impact of foreign currency derivatives).

The following table reflects the provisional fair value of the assets acquired and the liabilities assumed as the date of acquisition (in thousands):

Fair value of assets acquired:
Development and production assets	$179,662
Exploration and evaluation assets	43,642
Fair value of liabilities assumed:
Restoration provision	(7,435)
Trade and other payables	(80)
Net assets acquired	$215,789

Purchase price:
Total cash consideration paid	$215,789

The purchase price allocation for the Eagle Ford acquisition is provisional and is subject to true-up through a one-year measurement period.

Revenues of $64.5 million and net income, excluding general and administrative costs (which could not be practically estimated) and the impact of income taxes, of $43.3 million were generated from the acquired properties from 23 April 2018 through 31 December 2018.  The Company incurred transaction costs totaling $13.7 million, of which $1.3 million was incurred in the second half of 2017.  These costs are included in general and administrative expenses on the consolidated statement of profit or loss and other comprehensive income.  The transaction costs included legal, accounting, valuation and other fees incurred to complete the acquisition.

If the acquisition had been completed as of 1 January 2018, the Company’s pro forma revenue and loss before income taxes for the year ended 31 December 2018 would have been $174.7 million and $(5.9) million, respectively.  This pro forma financial information does not purport to represent what the actual results of operations would have been had the transactions been completed as of the date assumed, nor is this information necessarily indicative of future consolidated results of operations.

Acquisitions in 2017

The Company did not complete any business combinations in 2017.

Acquisitions in 2016

Acquisition #1

On 29 July 2016, the Company completed its acquisition of 5,050 net acres targeting the Eagle Ford in McMullen County, Texas, for a cash purchase price of $15.9 million. The assets acquired included approximately 26 gross (9.1 net) producing wells, which were primarily Sundance-operated prior to the acquisition. The Company acquired the assets to execute on its strategy of growing its Eagle Ford position.

The following table reflects the fair value of the assets acquired and the liabilities assumed as at the date of acquisition (in thousands):

Fair value of assets acquired:
Development and production assets	16,628
Fair value of liabilities assumed:
Restoration provision	(747)
Net assets acquired	$15,881

Purchase price:
Cash consideration	$15,881
Total consideration paid	$15,881

Revenues of $2.4 million and net income of $0.4 million (excluding the impact of income taxes) were generated from the acquired properties from 29 July 2016 through 31 December 2016. The Company did not incur any material acquisition costs related to the transaction.

Acquisition #2

On 19 December 2016, the Company completed its acquisition of additional working interest in 23 gross  (1.5 net) producing wells and 130 acres in McMullen County for cash consideration of $7.2 million. 12 gross  (1.0 net) of the acquired wells are Sundance operated. The Company acquired the assets to execute on its strategy of growing its Eagle Ford position.

The following table reflects the fair value of the assets acquired and the liabilities as at the date of acquisition (in thousands):

Fair value of assets acquired:
Development and production assets	7,348
Fair value of liabilities assumed:
Restoration provision	(118)
Net assets acquired	$7,230

Purchase price:
Cash consideration	$7,230
Total consideration paid	$7,230

Subsequent to the acquisition on 19 December 2016, revenue and net income generated from the properties for the remainder of 2016 were not material. The Company did not incur any material acquisition costs related to the transaction.

If both Eagle Ford acquisitions had been completed as of 1 January 2016, the Company’s pro forma revenue and loss before income taxes for the year ended 31 December 2016 would have been increased and reduced by $5.3 million and $1.2 million to $72.0 million and $(42.8) million, respectively. This pro forma financial information does not purport to represent what the actual results of operations would have been had the transactions been completed as of the date assumed, nor is this information necessarily indicative of future consolidated results of operations.